Consolidated Statement of Changes in Equity - USD ($)	Share capital	Other equity	Other reserves	Accumulated losses	Non-controlling interests	Total
Balance at Jun. 30, 2023	$ 97,230,329	$ 2,146,566	$ 10,361,457	$ (65,353,864)	$ 1,194,937	$ 45,579,425
Loss for the year				(45,984,906)	(1,964,213)	(47,949,119)
Other comprehensive income			202,956			202,956
Total comprehensive income/(loss) for the year			202,956	(45,984,906)	(1,964,213)	(47,746,163)
Transactions with owners in their capacity as owners:
Contributions of equity	3,560,298					3,560,298
Transaction costs	(2,633,140)					(2,633,140)
Issue of options			3,372,264			3,372,264
Equity-settled payments	223,526		(191,834)			31,692
Issue of shares as part of license acquisition	1,297,022	(1,297,022)
Issue of shares per the share purchase agreement	900,000					900,000
Issue of shares in lieu of services	103,681					103,681
Shares to be issued			24,185,229			24,185,229
Changes in equity	3,451,387	(1,297,022)	27,365,659			29,520,024
Balance at Jun. 30, 2024	100,681,716	849,544	37,930,072	(111,338,770)	(769,276)	27,353,286
Loss for the year				(36,703,089)	(1,639,368)	(38,342,457)
Other comprehensive income			464,034			464,034
Total comprehensive income/(loss) for the year			464,034	(36,703,089)	(1,639,368)	(37,878,423)
Transactions with owners in their capacity as owners:
Contributions of equity net of transaction costs	74,915,537		(23,885,229)			51,030,308
Issue of options			2,157,778			2,157,778
Issue of shares for milestone completion	741,400					741,400
Equity-settled payments	219,840		(231,115)			(11,275)
Expiration of options			(2,797,451)	2,797,451
Forfeiture of options			(221,170)			(221,170)
Cancellation of shares to be issued			(300,000)			(300,000)
Increase in ownership in RAD Ventures				(488,544)	488,544
Changes in equity	75,876,777		(25,277,187)	2,308,907	488,544	53,397,041
Balance at Jun. 30, 2025	176,558,493	849,544	13,116,919	(145,732,952)	(1,920,100)	42,871,904
Loss for the year				(55,149,150)	(1,801,344)	(56,950,494)
Other comprehensive income			621,440			621,440
Total comprehensive income/(loss) for the year			621,440	(55,149,150)	(1,801,344)	(56,329,054)
Transactions with owners in their capacity as owners:
Contributions of equity net of transaction costs	33,374,878					33,374,878
Issue of options			2,740,119			2,740,119
Issue of shares for milestone completion
Expiration of options			(1,730,159)	1,730,159
Forfeiture of options			(334,164)			(334,164)
Increase in ownership in RAD Ventures				(1,357,918)	1,357,918
Impairment – Pharma 15		(849,544)		849,544
Changes in equity	33,374,878	(849,544)	675,796	1,221,785	1,357,918	35,780,833
Balance at Jun. 30, 2026	$ 209,933,371		$ 14,414,155	$ (199,660,317)	$ (2,363,526)	$ 22,323,683